Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Loss from operations			$ (14,816,000)	$ (11,285,000)		$ (31,454,000)	$ (24,238,000)
Other income (expense):
Net income (loss)			(18,864,000)	(13,336,000)		(36,866,000)	(28,777,000)
Revenues			34,609,000	25,263,000		52,852,000	37,166,000
Cost of revenues			24,177,000	20,875,000		41,553,000	28,072,000
Gross profit			10,432,000	4,388,000		11,299,000	9,094,000
Operating expenses:
General and administrative			22,097,000	14,312,000		39,401,000	31,975,000
Sales and marketing			2,078,000	1,361,000		3,352,000	1,357,000
Impairment of content assets			1,073,000	0
Interest expense, net			4,032,000	2,118,000		5,467,000	3,780,000
Other, net			16,000	(67,000)		(55,000)	759,000
Total other expense:			$ 4,048,000	$ 2,051,000		$ 5,412,000	$ 4,539,000
Basic and diluted weighted average shares outstanding (in Shares)			9,311,842	8,151,888		8,619,131	7,941,652
Basic and diluted net income (loss) per share (in Dollars per share)			$ (2.03)	$ (1.64)		$ (4.28)	$ (3.62)
B. Riley Principal 150 Merger Corp.[Member]
Operating costs	$ 1,145,100	$ 340,660	$ 2,090,887	$ 520,764	$ 1,448	$ 3,445,690
Loss from operations	(1,145,100)	(340,660)	(2,090,887)	(520,764)	(1,448)	(3,445,690)
Other income (expense):
Interest income	228,666	6,261	245,067	10,336		16,200
Warrant issue costs	0	0	0	(115,404)		(115,404)
Change in fair value of warrant liability	3,143,983	(1,488,067)	6,406,441	(1,784,234)		(3,322,267)
Total other income (expense)	3,372,649	(1,481,806)	6,651,508	(1,889,302)		(3,421,471)
Net income (loss)	$ 2,227,549	$ (1,822,466)	$ 4,560,621	$ (2,410,066)	$ (1,448)	$ (6,867,161)
Operating expenses:
Basic and diluted weighted average shares outstanding (in Shares)						4,755,569
Basic and diluted net income (loss) per share (in Dollars per share)						$ (0.35)
Class A Common Stock | B. Riley Principal 150 Merger Corp.[Member]
Operating expenses:
Basic and diluted weighted average shares outstanding (in Shares)	17,770,000	17,770,000	17,770,000	12,468,453
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.1	$ (0.08)	$ 0.21	$ (0.14)		(0.35)
Class B Common Stock | B. Riley Principal 150 Merger Corp.[Member]
Operating expenses:
Basic and diluted weighted average shares outstanding (in Shares)	4,312,500	4,312,500	4,312,500	4,312,500
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.1	$ (0.08)	$ 0.21	$ (0.14)	$ 0	$ (0.35)